INTERIM CONDENSED STATEMENTS OF CONSOLIDATED COMPREHENSIVE LOSS - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement of comprehensive income [abstract]
Net loss for the period	€ (30,420)	€ (20,579)
Tax impact	0	0
Other comprehensive loss that will not be reclassified subsequently to income or loss	0	0
Currency translation adjustment	(42)	(5)
Tax impact	0	0
Other comprehensive income that may be reclassified subsequently to income or loss	(42)	(5)
Total comprehensive loss	€ (30,462)	€ (20,584)